Capital Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) CreditFacility	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
Number of revolving credit facilities | CreditFacility	2
Net debt to-capitalization ratio	0.13	0.21
Debt-plus-equity ratio	19.00%	24.00%
Debt-to-EBITDA ratio	0.9	1.1
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted Debt to debt-plus-equity ratio	30.00%
Targeted Debt-to-EBITDA ratio	2.5
Net debt to-capitalization ratio	0.55
Revolving credit facilities one [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowing capacity under revolving credit facilities	$ 4,000
Revolving credit facilities two [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowing capacity under revolving credit facilities	$ 600